Cover Page	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	FORWARD AIR CORP
Entity Incorporation, State or Country Code	TN
Entity File Number	000-22490
Entity Tax Identification Number	62-1120025
Entity Address, Address Line One	1915 Snapps Ferry Road
Entity Address, Address Line Two	Building N
Entity Address, City or Town	Greeneville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37745
City Area Code	423
Local Phone Number	636-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FWRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000912728
Amendment Flag	false